Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Finance Costs [Abstract]
Interest expense on bank loan	$ 279	$ 2,053	$ 1,584	$ 617
Interest expense on convertible debentures		4,207	173
Accretion of convertible debentures		1,761	62
Interest expense on lease liabilities	6	22	20	16
Finance costs	$ 285	$ 8,043	$ 1,839	$ 633